Report Of The Directors Financial Review Risk Report - Maximum exposure to credit risk (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	£ 690,231	£ 733,314
Offset	(198,329)	(243,620)
Net	491,902	489,694
Total on-balance sheet exposure to credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	536,536	583,044
Offset	(198,329)	(243,620)
Net	338,207	339,424
Total on-balance sheet exposure to credit risk | – assets held for sale
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	20,368	21,214
Offset	0	0
Net	20,368	21,214
Total on-balance sheet exposure to credit risk | Loans and advances to customers at amortised cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	75,491	72,614
Offset	(9,322)	(8,149)
Net	66,169	64,465
Total on-balance sheet exposure to credit risk | Loans and advances to customers at amortised cost | – personal
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	12,923	5,958
Offset	0	(1)
Net	12,923	5,957
Total on-balance sheet exposure to credit risk | Loans and advances to customers at amortised cost | – corporate and commercial
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	49,943	54,067
Offset	(8,570)	(7,269)
Net	41,373	46,798
Total on-balance sheet exposure to credit risk | Loans and advances to customers at amortised cost | – non-bank financial institutions
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	12,625	12,589
Offset	(752)	(879)
Net	11,873	11,710
Total on-balance sheet exposure to credit risk | Loans and advances to banks at amortised cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	14,371	17,109
Offset	(6)	(145)
Net	14,365	16,964
Total on-balance sheet exposure to credit risk | Other financial assets measured at amortised cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	272,558	268,083
Offset	(15,283)	(10,882)
Net	257,275	257,201
Total on-balance sheet exposure to credit risk | – cash and balances at central banks
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	110,618	131,433
Offset	0	0
Net	110,618	131,433
Total on-balance sheet exposure to credit risk | – items in the course of collection from other banks
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	2,114	2,285
Offset	0	0
Net	2,114	2,285
Total on-balance sheet exposure to credit risk | – reverse repurchase agreements – non trading
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	73,494	53,949
Offset	(15,283)	(10,882)
Net	58,211	43,067
Total on-balance sheet exposure to credit risk | – financial investments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	8,861	3,248
Offset	0	0
Net	8,861	3,248
Total on-balance sheet exposure to credit risk | – prepayments, accrued income and other assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	57,103	55,954
Offset	0	0
Net	57,103	55,954
Total on-balance sheet exposure to credit risk | Derivatives
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	174,116	225,238
Offset	(173,718)	(224,444)
Net	398	794
Total off-balance sheet
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	153,695	150,270
Offset	0	0
Net	153,695	150,270
Total off-balance sheet | Financial and other guarantees
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	21,908	22,425
Offset	0	0
Net	21,908	22,425
Total off-balance sheet | Loans and other credit-related commitments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	131,787	127,845
Offset	0	0
Net	£ 131,787	£ 127,845